Employee Benefit Plans - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,156	$ 1,167	$ 1,122
Medical plans	2,109	2,026	1,881
401k match and profit sharing	956	873	825
Periodic pension cost	1,707	1,344	1,179
Other	67	82	172
Total employee benefits	$ 5,995	$ 5,492	$ 5,179